Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
– Net interest income	€ 7,762	€ 8,202
– Net fee and commission income	1,998	1,807
Addition to loan loss provisions		250
Total expenses	6,439	5,946
Result before taxation	6,373	4,609
Taxation	1,798	1,303
Non-controlling interests	118	100
Net result	4,456	3,206
Results IFRS-EU
Disclosure of operating segments [line items]
Total expenses	6,439	5,946
Taxation	1,385	1,533
Non-controlling interests	118	100
Net result	3,358	3,746
Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Taxation	(414)	230
Net result	(1,099)	540
Segments Banking Activities
Disclosure of operating segments [line items]
Net result	4,456	3,206
Segments Banking Activities | Wholesale Banking
Disclosure of operating segments [line items]
Net result	2,293	1,049
Segments Banking Activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Net result	1,099	(540)
Segments Banking Activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact | Wholesale Banking
Disclosure of operating segments [line items]
Net result	1,099	(540)
Total ING Group
Disclosure of operating segments [line items]
Net result	4,456
Total ING Group | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	7,655	8,073
– Net fee and commission income	1,998	1,807
– Total investment and other income	1,647	1,445
Expenditure	5,880	5,696
Addition to loan loss provisions	559	250
Result before taxation	4,861	5,379
Total ING Group | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Net result	1,099	(540)
Total ING Group | ING Bank
Disclosure of operating segments [line items]
Net result	4,350	3,166
Total ING Group | ING Bank | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	7,508	8,021
– Net fee and commission income	1,995	1,807
– Total investment and other income	1,647	1,440
Total income	11,149	11,268
Expenditure	5,874	5,692
Addition to loan loss provisions	559	250
Total expenses	6,433	5,942
Result before taxation	4,716	5,326
Taxation	1,347	1,519
Non-controlling interests	118	100
Net result	3,251	3,707
Total ING Group | Other
Disclosure of operating segments [line items]
Net result	107	39
Total ING Group | Other | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	147	52
– Net fee and commission income	3
– Total investment and other income		5
Total income	150	58
Expenditure	6	4
Total expenses	6	4
Result before taxation	144	53
Taxation	38	14
Net result	€ 107	€ 39